Document And Entity Information	Jan. 25, 2024
Document Information [Line Items]
Entity, Registrant Name	MACATAWA BANK CORPORATION
Document, Type	8-K
Document, Period End Date	Jan. 25, 2024
Entity, Incorporation, State or Country Code	MI
Entity, File Number	000-25927
Entity, Tax Identification Number	38-3391345
Entity, Address, Address Line One	10753 Macatawa Drive
Entity, Address, City or Town	Holland
Entity, Address, State or Province	MI
Entity, Address, Postal Zip Code	49424
City Area Code	616
Local Phone Number	820-1444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	MCBC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001053584